Deferred Tax Assets and Deferred Tax Liabilities (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Deferred tax assets, current
Deferred tax assets, non-current	$ 23,974
Deferred tax liabilities, current	$ 35,273	$ 181,482
Deferred tax liabilities, non-current		$ 4,450